PARENT ONLY FINANCIAL STATEMENTS - Condensed statements of comprehensive income (loss) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating expenses
General and administrative expenses	$ 14,781,053	$ 3,745,914	$ 3,723,095
Total operating expenses	35,208,129	16,091,086	10,689,781
Loss from operations	(16,776,281)	2,436,638	2,624,640
Net (Loss) Income	(12,620,130)	3,649,333	3,695,190
Accretion of convertible redeemable preferred shares	3,865,430	3,029,529	1,796,987
Deemed dividends to convertible redeemable preferred shareholders		2,084,786
Net income attributable to BaiJiaYun Limited's preferred shareholders			(838,145)
Net (Loss) income attributable to BaiJiaYun Limited's ordinary shareholders	(16,680,418)	(1,657,107)	1,238,371
Net income (loss)	(12,620,130)	3,649,333	3,695,190
Foreign currency translation adjustments	(294,062)	(334,189)	146,001
Comprehensive (loss) income available to BaiJiaYun Limited	(13,109,050)	3,123,019	4,019,504
Comprehensive (loss) income attributable to BaiJiaYun Limited's ordinary shareholders	(16,974,480)	$ (1,991,296)	$ 1,384,372
Reportable legal entity | Parent Company
Operating expenses
General and administrative expenses	(505,186)
Total operating expenses	(505,186)
Loss from operations	(505,186)
Loss from investment in subsidiaries	(12,309,802)
Net (Loss) Income	(12,814,988)
Accretion of convertible redeemable preferred shares	(3,865,430)
Net (Loss) income attributable to BaiJiaYun Limited's ordinary shareholders	(16,680,418)
Net income (loss)	(12,814,988)
Foreign currency translation adjustments	(294,062)
Comprehensive (loss) income available to BaiJiaYun Limited	(13,109,050)
Comprehensive (loss) income attributable to BaiJiaYun Limited's ordinary shareholders	$ (16,974,480)